Deposits (Tables)	12 Months Ended
Dec. 31, 2011
Deposits [Abstract]
Summary Of Deposits

(Dollars in thousands)	2011	2010
Balance:
Non-interest bearing	$1,785,433	$1,201,194
NOW	1,698,778	1,561,507
Wealth management deposits	788,311	658,660
Money market	2,263,253	1,759,866
Savings	888,592	744,534
Time certificates of deposit	4,882,900	4,877,912

Total deposits	$12,307,267	$10,803,673

Mix:
Non-interest bearing	15%	11%
NOW	14	15
Wealth management deposits	6	6
Money market	18	16
Savings	7	7
Time certificates of deposit	40	45

Total deposits	100%	100%

Schedule Of Maturities Of Time Certificates Of Deposit

(Dollars in thousands)	2011	2010
Due within one year	$3,239,761	$3,100,161
Due in one to two years	1,004,024	1,020,608
Due in two to three years	235,585	399,507
Due in three to four years	290,741	117,633
Due in four to five years	108,511	236,059
Due after five years	4,278	3,944

Total time certificate of deposits	$4,882,900	$4,877,912

Schedule Of Maturities Of Time Deposits

(Dollars in thousands)	2011	2010
Maturing within three months	$550,816	$532,745
After three but within six months	593,851	511,991
After six but within 12 months	869,243	755,095
After 12 months	1,160,709	1,131,162

Total	$3,174,619	$2,930,993